Earnings per share	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Earnings per share

28	Earnings per share

Basic and diluted

The following table presents the earnings and shares data used in the calculation of basic and diluted earnings per share:

	2025	2024	2023

Profit attributable to the Company's shareholders	8,462,059	9,579,563	3,523,531
Weighted average number of common shares issued for basic earnings per share	3,417,956,125	3,417,549,345	3,417,549,345

Basic earnings per share (reais per share)	2.48	2.80	1.03

Dilution effect arising from:
Share-based payment	1,574,760	-	-
Weighted average number of ordinary shares adjusted for the effect of dilution	3,419,530,885	3,417,549,345	3,417,549,345
Diluted earnings per share (reais per share)	2.47	2.80	1.03

(*)	The weighted average of the number of shares considers the effect of the weighted average of changes in treasury shares during the fiscal year.

In addition, the weighted average number of shares used in the calculation of basic and diluted earnings per share has been retrospectively adjusted for all periods presented, for more details, see Note 36.